INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Cost	$4,195	$3,762
Accumulated amortization	(1,046)	(870)
Total	$3,149	$2,892
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Brazilian regulated gas transmission operation	$2,567	$2,299
Global intermodal logistics operation	568	576
U.K. regulated distribution operation	14	17
Total	$3,149	$2,892

The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2025	For the 12 month period ended December 31, 2024
Cost at beginning of the period	$3,762	$4,657
Additions, net of disposals	10	30
Non-cash additions	1	35
Asset reclassified as held for sale	—	(110)
Foreign currency translation	422	(850)
Ending Balance	$4,195	$3,762
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2025	For the 12 month period ended December 31, 2024
Accumulated amortization at beginning of the period	$(870)	$(958)
Amortization	(63)	(125)
Asset reclassified as held for sale	—	5
Foreign currency translation	(113)	208
Ending Balance	$(1,046)	$(870)